Aug. 31, 2025
Neuberger Small Cap Growth Fund | Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX)
GOAL
The Fund seeks growth of capital.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 213 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)[1]	None	1.00	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	1.09	1.09	0.98
Distribution and/or shareholder service (12b-1) fees	0.25	1.00	None
Other expenses	0.16	0.13	0.13
Total annual operating expenses	1.50	2.22	1.11
Fee waivers and/or expense reimbursement	0.23	0.20	0.20
Total annual operating expenses after fee waivers and/or expense reimbursement[2]	1.27	2.02	0.91
[1]
For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[2]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.26%, 2.01% and 0.90% of average net assets, respectively. Each of these undertakings lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.26%, 2.01% and 0.90% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

assuming redemption
	1 Year	3 Years	5 Years	10 Years
Class A	$697	$955	$1,281	$2,204
Class C (assuming redemption)	$305	$634	$1,132	$2,505
Class C (assuming no redemption)	$205	$634	$1,132	$2,505
Institutional Class	$93	$290	$550	$1,295

assuming no redemption
	1 Year	3 Years	5 Years	10 Years
Class A	$697	$955	$1,281	$2,204
Class C (assuming redemption)	$305	$634	$1,132	$2,505
Class C (assuming no redemption)	$205	$634	$1,132	$2,505
Institutional Class	$93	$290	$550	$1,295

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 150% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 2000® Index at the time of initial purchase. Although the Fund invests primarily in domestic securities, it may also invest in securities of foreign companies.
The Fund’s strategy utilizes a qualitative, bottom-up research driven approach to identify companies that the Portfolio Managers believe have catalysts for growth which are underappreciated by the market. The Portfolio Managers seek to invest in underappreciated companies with the following characteristics: durable and potentially unique business models and/or proficient management capable of advancing the development of and/or strengthening of sustainable and consistent revenue growth, cash flow growth, earnings growth and/or overall balance sheet strength. Such catalysts may include a new technology, product or service, a regulatory update, market share gains, cyclical inflections (e.g. companies whose returns are driven by macro-economic factors), corporate restructurings or self-help initiatives (e.g. internal operating efforts to increase company efficiencies). The Portfolio Managers may also invest in anticipation of a catalyst.
In analyzing catalysts, the Portfolio Managers evaluate each catalyst’s uniqueness, timing, growth potential and sustainability, as well as assessing execution risks, competitive barriers and threats. The Portfolio Managers are also attempting to exploit market inefficiencies that potentially may exist within the small-capitalization market, due to the number of companies that comprise the investable universe and the limited amount of available research that exists for some of those companies. Investable companies emerging from the Portfolio Manager’s bottom-up fundamental, qualitative and valuation analysis fall into the following investment classifications:
Core investments: are typically more mature companies, engaged with, and participating in, compelling secular growth trends, that the Portfolio Managers believe offer a demonstrated history of consistent execution and results. These tend to represent multi-year holdings of the strategy.
Turn investments: represent holdings in a wide range of corporate development and maturity stages and are generally driven by what the Portfolio Managers believe to be a distinct developing catalyst, such as a new product or service, market share gains or internal corporate self-help opportunities to improve operating efficiencies.
Tactical investments: represent holdings with a shorter-term investment horizon due to catalysts the Portfolio Managers believe are typically associated with cyclical trends and opportunities, a disconnect with market expectations providing an opportunity on valuation or a new product, or financial or regulatory developments that could have a material impact on the company.
Tactical investments have the potential to grow into Turn investments, while compelling Turn investments will ideally develop into Core investments.
The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.
The Portfolio Managers constantly monitor their holdings and are focused on maintaining what they believe is an appropriate and attractive risk/reward balance with a disciplined sell process that acts quickly and dispassionately to address both positive and negative outcomes. A position is typically trimmed or exited for the following reasons: to harvest gains from significant short-term price appreciation, the positive realization of a catalyst, the achievement of a price target or elevated valuations, identification of a better idea, to minimize potential risks, to address an absence of near-term drivers or catalysts, a significant deterioration of fundamentals, a change in management or operating strategy or the failure of a catalyst to develop.
In an effort to achieve its goal, the Fund may engage in active and frequent trading that involves initiating new positions, resizing current positions in response to material developments and in order to maintain an appropriate and attractive risk/reward balance and fully exiting positions in favor of new ideas.
The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

year-by-year % Returns as of 12/31 each year

Best quarter:	Q2 2020	30.43%
Worst quarter:	Q1 2020	-20.56%
Year to Date performance as of:	09/30/2025	9.11%

average annual total % returns as of 12/31/2024
Small Cap Growth Fund
Small Cap Growth Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	26.04	9.47	11.27
Institutional Class Return After Taxes on Distributions	25.92	8.19	9.49
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	15.52	7.10	8.48
Class A Return Before Taxes	18.38	7.79	10.22
Class C Return Before Taxes	23.65	8.26	10.05
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.15	6.86	8.09
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54	7.40	7.82

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.